Leases (Tables)	12 Months Ended
Sep. 27, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Operating Leases [Table Text Block]
Minimum rental commitments and sublease rental income required by all noncancelable leases are approximately as follows (in millions):

	Capital	Operating	Sublease
Fiscal year 2016	$6	$430	$8
Fiscal year 2017	7	493	8
Fiscal year 2018	5	525	6
Fiscal year 2019	5	530	5
Fiscal year 2020	5	536	4
Future fiscal years	74	6,388	6
	102	$8,902	$37
Less amounts representing interest	37
Net present value of capital lease obligations	$65